RiverNorth Patriot ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 90.7%	Shares	Value
Advertising - 0.4%
Trade Desk, Inc. - Class A (a)	258	$14,118

Agriculture - 0.4%
Altria Group, Inc.	282	16,926

Airlines - 0.4%
Southwest Airlines Co.	437	14,674

Auto Manufacturers - 0.4%
Rivian Automotive, Inc. - Class A (a)	1,166	14,517

Banks - 6.6%
Bank OZK	138	5,996
BOK Financial Corp.	83	8,644
Cadence Bank	207	6,285
Citizens Financial Group, Inc.	195	7,989
Columbia Banking System, Inc.	247	6,160
Commerce Bancshares, Inc.	139	8,650
Cullen/Frost Bankers, Inc.	70	8,764
East West Bancorp, Inc.	98	8,796
Fifth Third Bancorp	208	8,154
First Citizens BancShares, Inc. - Class A	4	7,416
First Financial Bankshares, Inc.	174	6,250
First Horizon Corp.	432	8,389
Glacier Bancorp, Inc.	140	6,191
Home BancShares, Inc.	222	6,276
Huntington Bancshares, Inc.	541	8,120
KeyCorp	515	8,235
M&T Bank Corp.	41	7,329
Old National Bancorp	377	7,989
Pinnacle Financial Partners, Inc.	83	8,801
PNC Financial Services Group, Inc.	56	9,843
Prosperity Bancshares, Inc.	112	7,993
Regions Financial Corp.	375	8,149
SouthState Corp.	83	7,704
Synovus Financial Corp.	167	7,806
Truist Financial Corp.	197	8,107
U.S. Bancorp	235	9,922
UMB Financial Corp.	85	8,593
Webster Financial Corp.	154	7,939
Wells Fargo & Co.	140	10,051
Western Alliance Bancorp	110	8,451
Wintrust Financial Corp.	71	7,985
Zions Bancorp NA	167	8,327
		255,304

Beverages - 0.9%
Coca-Cola Consolidated, Inc.	14	18,900
Constellation Brands, Inc. - Class A	82	15,049
		33,949

Biotechnology - 2.1%
Axsome Therapeutics, Inc. (a)	117	13,646
Intra-Cellular Therapies, Inc. (a)	113	14,907
Ionis Pharmaceuticals, Inc. (a)	414	12,490
Krystal Biotech, Inc. (a)	71	12,801
TG Therapeutics, Inc. (a)	367	14,471
United Therapeutics Corp. (a)	43	13,256
		81,571

Building Materials - 3.3%
AAON, Inc.	181	14,141
AZEK Co., Inc. (a)	298	14,569
Builders FirstSource, Inc. (a)	114	14,243
Eagle Materials, Inc.	68	15,091
Knife River Corp. (a)	136	12,269
Martin Marietta Materials, Inc.	28	13,388
Trex Co., Inc. (a)	258	14,990
UFP Industries, Inc.	138	14,771
Vulcan Materials Co.	56	13,065
		126,527

Commercial Services - 2.0%
ADT, Inc.	1,800	14,652
Affirm Holdings, Inc. (a)	172	7,773
Booz Allen Hamilton Holding Corp.	138	14,432
Paylocity Holding Corp. (a)	84	15,737
Stride, Inc. (a)	95	12,017
Toast, Inc. - Class A (a)	414	13,732
		78,343

Computers - 0.7%
CACI International, Inc. - Class A (a)	42	15,411
Science Applications International Corp.	122	13,697
		29,108

Distribution/Wholesale - 0.7%
Core & Main, Inc. - Class A (a)	305	14,734
SiteOne Landscape Supply, Inc. (a)	109	13,237
		27,971

Diversified Financial Services - 4.6%
Ally Financial, Inc.	218	7,950
Ameriprise Financial, Inc.	14	6,778
Apollo Global Management, Inc.	72	9,860
Ares Management Corp. - Class A	56	8,210
Blue Owl Capital, Inc. - Class A	412	8,256
Capital One Financial Corp.	55	9,861
Cboe Global Markets, Inc.	41	9,278
Charles Schwab Corp.	125	9,785
Credit Acceptance Corp. (a)	13	6,713
Discover Financial Services	57	9,730
Enact Holdings, Inc.	178	6,185
Federal National Mortgage Association (a)	1,168	7,382
LPL Financial Holdings, Inc.	27	8,833
Mr Cooper Group, Inc. (a)	83	9,927
OneMain Holdings, Inc.	166	8,114
PennyMac Financial Services, Inc.	51	5,106
SLM Corp.	283	8,312
SoFi Technologies, Inc. (a)	680	7,908
Synchrony Financial	155	8,206
T Rowe Price Group, Inc.	83	7,625
TPG, Inc.	129	6,118
Voya Financial, Inc.	125	8,470
		178,607

Electric - 11.2%
Alliant Energy Corp.	227	14,607
Ameren Corp.	143	14,357
American Electric Power Co., Inc.	143	15,626
CenterPoint Energy, Inc.	412	14,927
CMS Energy Corp.	198	14,872
Consolidated Edison, Inc.	128	14,156
Constellation Energy Corp.	73	14,719
Dominion Energy, Inc.	269	15,083
DTE Energy Co.	112	15,486
Duke Energy Corp.	145	17,686
Edison International	247	14,553
Entergy Corp.	170	14,533
Evergy, Inc.	213	14,686
Eversource Energy	245	15,217
Exelon Corp.	326	15,022
FirstEnergy Corp.	375	15,157
IDACORP, Inc.	129	14,992
NRG Energy, Inc.	145	13,842
OGE Energy Corp.	326	14,983
PG&E Corp.	847	14,551
Pinnacle West Capital Corp.	154	14,669
PPL Corp.	410	14,805
Public Service Enterprise Group, Inc.	173	14,238
Southern Co.	184	16,919
Talen Energy Corp. (a)	74	14,776
TXNM Energy, Inc.	241	12,889
Vistra Corp.	123	14,445
WEC Energy Group, Inc.	143	15,584
Xcel Energy, Inc.	212	15,007
		432,387

Engineering & Construction - 1.2%
Comfort Systems USA, Inc.	45	14,505
EMCOR Group, Inc.	45	16,633
MasTec, Inc. (a)	121	14,122
		45,260

Entertainment - 1.0%
Caesars Entertainment, Inc. (a)	543	13,575
Churchill Downs, Inc.	127	14,106
DraftKings, Inc. - Class A (a)	392	13,018
		40,699

Environmental Control - 1.2%
Casella Waste Systems, Inc. - Class A (a)	126	14,050
Republic Services, Inc.	69	16,709
Waste Management, Inc.	70	16,206
		46,965

Food - 2.4%
Albertsons Cos., Inc. - Class A	695	15,283
Kroger Co.	220	14,892
Performance Food Group Co. (a)	192	15,097
Sprouts Farmers Market, Inc. (a)	105	16,027
The Campbell's Co.	381	15,209
US Foods Holding Corp. (a)	232	15,187
		91,695

Gas - 1.5%
Atmos Energy Corp.	96	14,840
National Fuel Gas Co.	184	14,571
NiSource, Inc.	363	14,553
Southwest Gas Holdings, Inc.	178	12,780
		56,744

Healthcare-Products - 0.8%
Lantheus Holdings, Inc. (a)	157	15,323
Natera, Inc. (a)	99	14,000
		29,323

Healthcare-Services - 5.3%
Centene Corp. (a)	254	15,420
Chemed Corp.	28	17,229
Cigna Group	56	18,424
CorVel Corp. (a)	122	13,660
Elevance Health, Inc.	43	18,703
Ensign Group, Inc.	114	14,752
HCA Healthcare, Inc.	55	19,005
HealthEquity, Inc. (a)	160	14,139
Humana, Inc.	56	14,818
Molina Healthcare, Inc. (a)	42	13,835
Quest Diagnostics, Inc.	85	14,382
Tenet Healthcare Corp. (a)	106	14,257
UnitedHealth Group, Inc.	28	14,665
		203,289

Home Builders - 2.6%
DR Horton, Inc.	114	14,493
Lennar Corp. - Class A	130	14,921
Meritage Homes Corp.	181	12,829
NVR, Inc. (a)	2	14,489
PulteGroup, Inc.	141	14,495
Taylor Morrison Home Corp. (a)	237	14,229
Toll Brothers, Inc.	139	14,677
		100,133

Insurance - 4.2%
Allstate Corp.	42	8,697
American Financial Group, Inc.	69	9,063
Cincinnati Financial Corp.	56	8,272
Equitable Holdings, Inc.	152	7,918
Erie Indemnity Co. - Class A	14	5,867
Fidelity National Financial, Inc.	126	8,200
Globe Life, Inc.	69	9,089
Hanover Insurance Group, Inc.	41	7,132
Jackson Financial, Inc. - Class A	97	8,127
Kinsale Capital Group, Inc.	13	6,327
Lincoln National Corp.	224	8,044
Loews Corp.	96	8,823
Markel Group, Inc. (a)	4	7,479
MGIC Investment Corp.	336	8,326
Old Republic International Corp.	220	8,628
Progressive Corp.	42	11,886
RLI Corp.	109	8,756
Ryan Specialty Holdings, Inc.	212	15,660
Selective Insurance Group, Inc.	69	6,316
		162,610

Internet - 2.0%
Chewy, Inc. - Class A (a)	383	12,451
Hims & Hers Health, Inc. (a)	459	13,564
Maplebear, Inc. (a)	369	14,719
Robinhood Markets, Inc. - Class A (a)	178	7,408
Roku, Inc. (a)	188	13,243
Zillow Group, Inc. - Class C (a)	211	14,466
		75,851

Investment Companies - 0.3%
Icahn Enterprises LP	1,365	12,367

Leisure Time - 0.3%
Planet Fitness, Inc. - Class A (a)	143	13,815

Lodging - 0.3%
Boyd Gaming Corp.	184	12,113

Media - 2.2%
Charter Communications, Inc. - Class A (a)	40	14,741
Fox Corp. - Class A	272	15,395
Liberty Broadband Corp. - Class C (a)	174	14,799
New York Times Co. - Class A	296	14,682
Nexstar Media Group, Inc.	69	12,366
Sirius XM Holdings, Inc.	627	14,136
		86,119

Oil & Gas - 5.9%
Antero Resources Corp. (a)	377	15,246
Chord Energy Corp.	124	13,977
Comstock Resources, Inc. (a)	752	15,296
Coterra Energy, Inc.	515	14,883
Devon Energy Corp.	398	14,885
Diamondback Energy, Inc.	97	15,508
EOG Resources, Inc.	133	17,056
EQT Corp.	294	15,708
Expand Energy Corp.	140	15,585
Marathon Petroleum Corp.	101	14,715
Matador Resources Co.	284	14,510
Permian Resources Corp.	1,056	14,626
Range Resources Corp.	379	15,133
Sunoco LP	252	14,631
Texas Pacific Land Corp.	5	6,625
Viper Energy, Inc.	185	8,353
		226,737

Pharmaceuticals - 2.8%
Cardinal Health, Inc.	111	15,292
Corcept Therapeutics, Inc. (a)	254	29,012
CVS Health Corp.	243	16,463
McKesson Corp.	28	18,844
Neurocrine Biosciences, Inc. (a)	136	15,042
Option Care Health, Inc. (a)	372	13,001
		107,654

Pipelines - 4.4%
Antero Midstream Corp.	825	14,850
DT Midstream, Inc.	158	15,244
Energy Transfer LP	881	16,378
Enterprise Products Partners LP	494	16,865
Hess Midstream LP - Class A	302	12,771
Kinder Morgan, Inc.	588	16,776
MPLX LP	270	14,450
ONEOK, Inc.	171	16,967
Targa Resources Corp.	70	14,033
Western Midstream Partners LP	359	14,705
Williams Cos., Inc.	283	16,912
		169,951

Retail - 9.9%
AutoNation, Inc. (a)	85	13,763
Beacon Roofing Supply, Inc. (a)	123	15,215
BJ's Wholesale Club Holdings, Inc. (a)	136	15,518
Brinker International, Inc. (a)	93	13,862
Burlington Stores, Inc. (a)	54	12,870
CarMax, Inc. (a)	198	15,428
Carvana Co. (a)	77	16,099
Casey's General Stores, Inc.	39	16,928
Cava Group, Inc. (a)	160	13,826
Chipotle Mexican Grill, Inc. (a)	326	16,368
Darden Restaurants, Inc.	67	13,920
Dick's Sporting Goods, Inc.	64	12,900
Dollar General Corp.	174	15,300
Dutch Bros, Inc. - Class A (a)	219	13,521
Floor & Decor Holdings, Inc. - Class A (a)	184	14,806
Lowe's Cos., Inc.	69	16,093
Murphy USA, Inc.	27	12,685
Ollie's Bargain Outlet Holdings, Inc. (a)	132	15,360
O'Reilly Automotive, Inc. (a)	13	18,624
Ross Stores, Inc.	109	13,929
Target Corp.	137	14,297
Texas Roadhouse, Inc.	83	13,830
Tractor Supply Co.	268	14,767
Ulta Beauty, Inc. (a)	39	14,295
Williams-Sonoma, Inc.	84	13,280
Wingstop, Inc.	68	15,339
		382,823

Savings & Loans - 0.2%
Flagstar Financial, Inc.	532	6,182

Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	70	14,283

Software - 3.2%
Appfolio, Inc. - Class A (a)	27	5,937
CCC Intelligent Solutions Holdings, Inc. (a)	904	8,163
Doximity, Inc. - Class A (a)	249	14,449
Intuit, Inc.	27	16,578
Jack Henry & Associates, Inc.	41	7,486
Paychex, Inc.	95	14,657
Paycom Software, Inc.	68	14,857
ServiceTitan, Inc. - Class A (a)	150	14,266
Tempus AI, Inc. (a)	278	13,411
Waystar Holding Corp. (a)	391	14,608
		124,412

Telecommunications - 1.2%
AT&T, Inc.	588	16,629
Frontier Communications Parent, Inc. (a)	407	14,595
Verizon Communications, Inc.	370	16,783
		48,007

Transportation - 3.0%
CSX Corp.	571	16,805
JB Hunt Transport Services, Inc.	96	14,203
Kirby Corp. (a)	124	12,525
Knight-Swift Transportation Holdings, Inc.	337	14,656
Landstar System, Inc.	84	12,617
Norfolk Southern Corp.	70	16,579
Old Dominion Freight Line, Inc.	93	15,387
Saia, Inc. (a)	40	13,977
		116,749

Water - 0.7%
American Water Works Co., Inc.	98	14,457
Essential Utilities, Inc.	368	14,547
		29,004
TOTAL COMMON STOCKS (Cost $3,352,955)		3,506,787

REAL ESTATE INVESTMENT TRUSTS - 8.7%	Shares	Value
REITS - 8.7%
AGNC Investment Corp.	843	8,076
Agree Realty Corp.	113	8,722
Alexandria Real Estate Equities, Inc.	86	7,956
American Homes 4 Rent - Class A	208	7,864
Annaly Capital Management, Inc.	392	7,962
AvalonBay Communities, Inc.	42	9,014
Brixmor Property Group, Inc.	320	8,496
BXP, Inc.	127	8,533
Camden Property Trust	69	8,439
CareTrust REIT, Inc.	229	6,545
Cousins Properties, Inc.	213	6,284
Crown Castle International Corp.	84	8,755
CubeSmart	199	8,499
EastGroup Properties, Inc.	42	7,398
Equity LifeStyle Properties, Inc.	131	8,738
Equity Residential	111	7,945
Essential Properties Realty Trust, Inc.	249	8,127
Essex Property Trust, Inc.	28	8,584
Extra Space Storage, Inc.	53	7,870
Federal Realty Investment Trust	85	8,315
First Industrial Realty Trust, Inc.	157	8,472
Gaming and Leisure Properties, Inc.	171	8,704
Healthcare Realty Trust, Inc.	496	8,382
Healthpeak Properties, Inc.	412	8,331
Host Hotels & Resorts, Inc.	569	8,086
Invitation Homes, Inc.	228	7,946
Kimco Realty Corp.	394	8,369
Lamar Advertising Co. - Class A	70	7,965
Mid-America Apartment Communities, Inc.	56	9,384
NNN REIT, Inc.	184	7,848
Public Storage	27	8,081
Regency Centers Corp.	112	8,261
Rexford Industrial Realty, Inc.	214	8,378
Rithm Capital Corp.	716	8,198
Ryman Hospitality Properties, Inc.	87	7,955
Simon Property Group, Inc.	55	9,134
STAG Industrial, Inc.	224	8,091
Terreno Realty Corp.	127	8,029
UDR, Inc.	181	8,176
VICI Properties, Inc.	254	8,285
Vornado Realty Trust	216	7,990
		336,187
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $333,507)		336,187

SHORT-TERM INVESTMENTS - 0.5%		Value
Money Market Funds - 0.5%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (b)	20,194	20,194
TOTAL SHORT-TERM INVESTMENTS (Cost $20,194)		20,194

TOTAL INVESTMENTS - 99.9% (Cost $3,706,656)		3,863,168
Other Assets in Excess of Liabilities - 0.1%		2,353
TOTAL NET ASSETS - 100.0%		$3,865,521
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

RiverNorth Patriot ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,506,787	$–	$–	$3,506,787
Real Estate Investment Trusts	336,186	–	–	336,186
Money Market Funds	20,194	–	–	20,194
Total Investments	$3,863,168	$–	$–	$3,863,168

Refer to the Schedule of Investments for further disaggregation of investment categories.